UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount				Value
	COMMON STOCKS - 97.72%
	Consumer Discretionary - 17.29%
	Hotels, Restaurants & Leisure - 7.66%
18,000	Harrah's Entertainment, Inc.			$1,488,960
33,000	Marriott International, Inc. - Class A			1,574,760
13,700	Starwood Hotels & Resorts Worldwide, Inc.			856,250
				3,919,970

	Internet & Catalog Retail - 0.98%
16,600	eBay, Inc. (a)			499,162

	Media - 8.65%
83,500	Time Warner, Inc.			1,818,630
34,250	Viacom Inc. - Class B (a)			1,405,278
35,000	The Walt Disney Co.			1,199,450
				4,423,358
	Total Consumer Discretionary			8,842,490

	Consumer Staples - 5.58%
	Beverages - 1.68%
13,700	PepsiCo, Inc.			856,935

	Food & Staples Retailing - 3.90%
45,200	CVS Corp.			1,397,132
13,000	Walgreen Co.			596,570
				1,993,702
	Total Consumer Staples			2,850,637

	Financials - 17.76%
	Capital Markets - 4.21%
3,700	The Goldman Sachs Group, Inc.			737,595
17,400	Morgan Stanley			1,416,882
				2,154,477

	Commercial Banks - 3.14%
26,400	Northern Trust Corp.			1,602,216

	Diversified Financial Services - 7.84%
19,500	American Express Co.			1,183,065
8,800	Franklin Resources, Inc.			969,496
10,800	Legg Mason, Inc.			1,026,540
19,000	T. Rowe Price Group, Inc.			831,630
				4,010,731

	Insurance - 2.57%
22,400	Principal Financial Group, Inc.			1,314,880
	Total Financials			9,082,304

	Health Care - 29.16%
	Biotechnology - 3.94%
11,000	Gilead Sciences, Inc. (a)			714,230
40,200	MedImmune, Inc. (a)			1,301,274
				2,015,504

	Health Care Equipment & Supplies - 4.84%
31,500	Baxter International, Inc.			1,461,285
12,200	C.R. Bard, Inc.			1,012,234
				2,473,519

	Health Care Providers & Services - 4.44%
21,900	Medco Health Solutions, Inc. (a)			1,170,336
20,800	Quest Diagnostics, Inc.			1,102,400
				2,272,736

	Pharmaceuticals - 15.94%
25,800	Abbott Laboratories			1,256,718
40,100	Bayer AG, ADR			2,139,736
57,100	Schering-Plough Corp.			1,349,844
42,100	Teva Pharmaceutical Industries, Ltd., ADR			1,308,468
41,200	Wyeth			2,097,904
				8,152,670
	Total Health Care			14,914,429

	Industrials - 6.95%
	Air Freight & Logistics - 3.48%
16,400	FedEx Corp.			1,781,368

	Commercial Services & Supplies - 3.47%
21,000	Automatic Data Processing, Inc.			1,034,250
29,022	First Data Corp.			740,641
				1,774,891
	Total Industrials			3,556,259

	Information Technology - 20.98%
	Communications Equipment - 7.15%
37,500	Cisco Systems, Inc. (a)			1,024,875
80,600	Corning, Inc. (a)			1,508,026
54,700	Motorola, Inc.			1,124,632
				3,657,533
	Internet Software & Services - 1.07%
21,500	Yahoo!, Inc. (a)			549,110

	Semiconductor & Semiconductor Equipment - 8.72%
60,700	Altera Corp. (a)			1,194,576
65,800	Applied Materials, Inc.			1,214,010
46,200	Intel Corp.			935,550
11,200	National Semiconductor Corp.			254,240
29,900	Texas Instruments, Inc.			861,120
				4,459,496
	Software - 4.04%
39,500	Microsoft Corp.			1,179,470
42,400	Symantec Corp. (a)			884,040
				2,063,510
	Total Information Technology			10,729,649

	TOTAL COMMON STOCKS (Cost $39,441,816)			49,975,768

	SHORT TERM INVESTMENTS - 2.32%
	Investment Company - 1.92%
978,705	SEI Daily Income Trust Treasury II Fund - Class B			978,705
	Total Investment Companies			978,705

	U.S. Treasury Obligations - 0.40%
	Public Finance, Taxation, And Monetary Policy - 0.40%
$205,000	5.100%, 01/04/2007			204,927
	Total U.S. Treasury Obligations			204,927

	TOTAL SHORT TERM INVESTMENTS (Cost $1,183,632)			1,183,632

	Total Investments (Cost $40,625,448) - 100.04%			51,159,400

	Liabilities in Excess of Other Assets - (0.04)%			(18,600)

	TOTAL NET ASSETS - 100.00%			$51,140,800

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments		$40,625,448
	Gross unrealized appreciation		11,409,913
	Gross unrealized depreciation		(875,961)
	Net unrealized appreciation		$10,533,952

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Large Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
                                                 Kent W. Gasaway, President and Treasurer

Date 2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Kent W. Gasaway
                                                   Kent W. Gasaway, President and Treasurer

Date 2/26/07

* Print the name and title of each signing officer under his or her signature.